Schedule of Net Periodic Benefit (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Service cost	$ 392,171
Interest cost	11,412
Expected return on plan assets	(102,712)
Amortization of prior service cost (credit)	(2,074)
(Gain) loss recognized due to settlements and curtailments	(23,862)
Net periodic pension benefit cost	$ 274,935